September 13, 2006

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

RE:	Peoples Benefit Life Insurance Company Separate Account V

File No.811-06564, CIK 0000884067

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi/annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AllianceBernstein Variable Products Series Fund, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Credit Suisse Trust, DFA Investment Dimensions Group, Inc., Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Gartmore Variable Investment Trust, Premier VIT, Seligman Portfolios, Inc., T Rowe Price International Series, Inc., T Rowe Price Equity Series, Inc., Vanguard Variable Insurance Fund, Fidelity Variable Insurance Products Fund, Wanger Advisors Trust, and Wells Fargo Advantage Variable Trust Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	On August 29, 2006, AEGON/Transamerica Series Trust, (CIK: 778207) filed its semi/annual report with the Commission via EDGAR.

•	On August 30, 2006, AllianceBernstein Variable Products Series Fund, Inc. (CIK: 825316) filed its semi/annual report with the Commission via EDGAR.

•	On September 7, 2006, Calvert Variable Series, Inc. (CIK: 708950) filed its semi/annual report with the Commission via EDGAR.

•	On September 5, 2006, Credit Suisse Trust (CIK: 941568) filed its semi/annual report with the Commission via EDGAR.

•	On September 7, 2006, Columbia Funds Variable Insurance Trust (CIK: 815425) filed its semi/annual report with the Commission via EDGAR.

•	On August 7, 2006, DFA Investment Dimensions Group, Inc. (CIK: 355437) filed its semi/annual report with the Commission via EDGAR.

Securities and Exchange Commission

September 13, 2006

•	On August 18, 2006, Dreyfus Investment Portfolios (CIK: 1056707) filed its annual report with the Commission via EDGAR.

•	On August 17, 2006, The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed its semi/annual report with the Commission via EDGAR.

•	On August 17, 2006, Dreyfus Variable Investment Fund (CIK: 813383) filed its semi/annual report with the Commission via EDGAR.

•	On August 28, 2006, Federated Insurance Series (CIK: 912577) filed its semi/annual report with the Commission via EDGAR.

•	On September 7, 2006, Gartmore Variable Investment Trust (CIK: 353905) filed its semi/annual report with the Commission via EDGAR.

•	On August 24, 2006, Premier VIT(CIK: 923185) filed its semi/annual report with the Commission via EDGAR.

•	On September 7, 2006, Seligman Portfolios, Inc. (CIK: 817841) filed its semi/annual report with the Commission via EDGAR.

•	On August 24, 2006, T Rowe Price International Series, Inc. (CIK: 918292) filed its annual report with the Commission via EDGAR.

•	On August 24, 2006, T Rowe Price Equity Series, Inc.(CIK: 918294) filed its semi/annual report with the Commission via EDGAR.

•	On August 30, 2006, Vanguard Variable Insurance Fund (CIK: 857490) filed its semi/annual report with the Commission via EDGAR.

•	On August 25, 28 and 29, 2006, Fidelity Variable Insurance Products Fund (CIK: 356494; 831016; and 927384) filed its semi/annual report with the Commission via EDGAR.

•	On September 1, 2006, Wanger Advisors Trust (CIK: 929521) filed its semi/annual report with the Commission via EDGAR.

•	On August 31, 2006, Wells Fargo Advantage Variable Trust Funds (CIK: 1081402) filed its semi/annual report with the Commission via EDGAR.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Peoples Benefit Life Insurance Company